DISCONTINUED OPERATIONS - Income statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
DISCONTINUED OPERATIONS
(Loss)/income before provision for income taxes	¥ 463,574	$ 67,212	¥ 20,867	¥ (60,919)
Less:Net (loss)/income from discontinued operations	468,728	67,960	21,078	(61,535)
Discontinued Operations
DISCONTINUED OPERATIONS
Revenues	37,781	5,478	55,507	55,505
Cost of revenues	(12,747)	(1,848)	(39,922)	(31,235)
Gross profit	25,034	3,630	15,585	24,270
Other operating loss/(income)	4	1	1,258	(24,509)
Sales and marketing expenses	(173)	(25)
General and administrative expenses	(4,011)	(582)	(12,124)	(10,845)
Provision for doubtful accounts receivable and other receivable	(50,133)	(7,269)	(67,282)
Research and development expenses				(89)
Impairment of long-lived assets				(4,093)
Loss from operations	(29,279)	(4,245)	(62,563)	(15,266)
Gain from disposal of subsidiaries	512,977	74,375
Interest expense, net	(15,125)	(2,192)	(45,463)	(42,484)
Financial expenses - fee			(1)	(131)
Other income/(expenses), net	(156)	(23)	129,205	(3,383)
Foreign exchange (loss)/gain	311	45	(100)	(271)
(Loss)/income before provision for income taxes	468,728	67,960	21,078	(61,535)
Less:Net (loss)/income from discontinued operations	¥ 468,728	$ 67,960	¥ 21,078	¥ (61,535)